Schedule of Investments (unaudited)
August 31, 2025
BlackRock Global Dividend Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 2.0%
TELUS Corp.	1,275,016	$ 21,018,941
China — 2.8%
Alibaba Group Holding Ltd., ADR	212,412	28,675,620
Denmark — 2.2%
Novo Nordisk A/S, Class B	397,750	22,476,621
France — 3.6%
Air Liquide SA	98,773	20,350,943
Sanofi SA	165,844	16,453,718
		36,804,661
Japan — 1.5%
Honda Motor Co. Ltd.	1,403,700	15,559,975
Netherlands — 2.0%
Koninklijke KPN NV	4,373,291	20,870,040
South Korea — 1.0%
Kia Corp.	135,603	10,260,199
Spain — 1.9%
Banco Bilbao Vizcaya Argentaria SA	1,071,282	19,496,276
Switzerland — 2.1%
Zurich Insurance Group AG, Class N	29,195	21,334,408
Taiwan — 5.2%
MediaTek, Inc.	428,000	19,018,626
Taiwan Semiconductor Manufacturing Co. Ltd.	935,000	35,017,070
		54,035,696
United Kingdom — 11.2%
AstraZeneca PLC	203,454	32,433,501
BAE Systems PLC	653,785	15,495,264
British American Tobacco PLC	274,755	15,602,693
RELX PLC	479,583	22,317,195
Shell PLC	445,069	16,465,129
Taylor Wimpey PLC	10,073,684	13,032,299
		115,346,081
United States — 64.3%
Accenture PLC, Class A	55,195	14,349,044
Allegion PLC	135,217	22,959,847
Alphabet, Inc., Class A	134,826	28,705,804
Apple Inc.	104,651	24,293,683
Applied Materials, Inc.	80,977	13,017,862
Assurant, Inc.	73,246	15,792,570
Security	Shares	Value
United States (continued)
Baker Hughes Co., Class A	227,269	$ 10,318,013
Broadcom, Inc.	161,588	48,054,655
Charles Schwab Corp. (The)	174,412	16,715,646
Citizens Financial Group, Inc.	353,668	18,489,763
CMS Energy Corp.	439,876	31,481,925
Coca-Cola Co. (The)	430,136	29,675,083
Colgate-Palmolive Co.	281,947	23,703,284
General Electric Co.	57,396	15,795,379
Home Depot, Inc. (The)	27,815	11,314,308
Hubbell, Inc.	47,733	20,572,446
Intercontinental Exchange, Inc.	112,823	19,924,542
M&T Bank Corp.	77,262	15,580,655
Mastercard, Inc., Class A	19,092	11,365,277
Meta Platforms, Inc., Class A	36,327	26,834,755
Microsoft Corp.	109,974	55,722,726
Moody’s Corp.	33,121	16,883,761
Oracle Corp.	106,884	24,169,679
Otis Worldwide Corp.	199,500	17,232,810
Parker-Hannifin Corp.	29,597	22,474,482
Republic Services, Inc.	58,340	13,649,810
Salesforce, Inc.	54,350	13,927,187
Union Pacific Corp.	92,607	20,704,147
UnitedHealth Group, Inc.	68,733	21,298,295
Walmart, Inc.	271,653	26,344,908
Williams Cos., Inc. (The)	162,646	9,413,950
		660,766,296
Total Long-Term Investments — 99.8% (Cost: $738,235,459)		1,026,644,814
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.16%(a)(b)	4,733,098	4,733,098
Total Short-Term Securities — 0.5% (Cost: $4,733,098)		4,733,098
Total Investments — 100.3% (Cost: $742,968,557)		1,031,377,912
Liabilities in Excess of Other Assets — (0.3)%		(3,093,387)
Net Assets — 100.0%		$ 1,028,284,525

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 15,746,707	$ —	$ (11,013,609)(a)	$ —	$ —	$ 4,733,098	4,733,098	$ 56,074	$ —

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Global Dividend Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 21,018,941	$ —	$ —	$ 21,018,941
China	28,675,620	—	—	28,675,620
Denmark	—	22,476,621	—	22,476,621
France	—	36,804,661	—	36,804,661
Japan	—	15,559,975	—	15,559,975
Netherlands	—	20,870,040	—	20,870,040
South Korea	—	10,260,199	—	10,260,199
Spain	—	19,496,276	—	19,496,276
Switzerland	—	21,334,408	—	21,334,408
Taiwan	—	54,035,696	—	54,035,696
United Kingdom	—	115,346,081	—	115,346,081
United States	660,766,296	—	—	660,766,296
Short-Term Securities
Money Market Funds	4,733,098	—	—	4,733,098
	$ 715,193,955	$ 316,183,957	$ —	$ 1,031,377,912

Portfolio Abbreviation
ADR	American Depositary Receipt